Business combinations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Summary of Transactions Recognised Separately from Acquisition of Assets and Assumption of Liabilities in Business Combination
The fair value amount of assets and liabilities recognized as a result of the acquisition are as follows:

Thousands of US$
Cash and cash equivalents	1,141
Trade receivables	412
Other current assets	77
Property and equipment	58
Customer relationship (i)	6,780
Software (i)	310
Right-of-use assets (ii)	722
Accounts payable	(1,212)
Lease liabilities	(446)
Taxes payable	(148)
Deferred revenue	(1,297)
Loans and financing (iii)	(8,038)
Other non-current liabilities	(588)
Deferred tax liabilities (iv)	(1,548)
Net identifiable assets acquired	(3,777)
Add: goodwill (v)	10,707

Net assets acquired	6,930

(i)	The intangible assets acquired comprises:

Asset	Valuation Methodology	Estimated Fair Value in thousands of U.S. dollars	Estimated useful life in years
Customer relationship	Multi-period excess earnings method	6,780	8
Software	Relief from royalty method	310	3

(ii)	The right-of-use comprises US$442 of book value plus US$280 of fair value related to off-market terms.
(iii)
The amount of US$7,919

was paid to a third party at the acquisition date to settle preexisting debts of WorkArea and US$ 119 was paid to a third party post-acquisition date, which VTEX assumed in the business combination.

(iv)	The deferred tax liabilities were calculated over the fair value amount of intangible assets and the fair value of right-of-use. Refer to Note 11.2 for additional details.
(v)	The goodwill is attributable to the workforce and the high profitability of the acquired business. It will not be deductible for tax purposes.

Schedule of Purchase Consideration Cash Outflow

Outflow of cash to acquire subsidiary, net of cash acquired	Thousands of US$
Cash consideration	209
Less: Balances acquired
Cash	(1,141)

Net outflow of cash – investing activities	(932)

Summary of Detailed Information about Business Combination
Details of the purchase consideration are as follows:

Thousands of US$
Amount paid in cash at the acquisition date (i)	1,816
Amount paid in shares	1,264
Amount paid in installments	151
Amount of earn-out to be paid in cash (ii)	227

Total consideration	3,458

(i)	US$1,816 was paid on the acquisition date directly to the sellers.
(ii)	According to the sales and purchase agreement (“SPA”), the seller could receive a maximum earn-out of US$1,699 which will be calculated and paid based on the Annual Recurring Revenue of Suiteshare.

Schedule of Accounts Payable from Acquisition of Subsidiaries
The breakdown of accounts payable from
acquisition
of subsidiaries is as follows:

	December 31, 2022	December 31, 2021
Fixed installment - cash	—	1,470
Earn-out - cash	299	2,790

Current	299	4,260

Earn-out - cash	—	2,163

Non-current	—	2,163

Total	299	6,423

Schedule of Payment for Acquisition of Subsidiaries	As at December 31, 2022, the outstanding balances segregated by maturity are as follows:

Date	Amount
2023	299

Total	299

Schedule of Changes in Balance Payable from Acquisition of Subsidiaries

	2022	2021
Opening balance on January 1	6,423	4,000
Addition due to acquisition - installments	—	1,880
Addition due to acquisition - earn-out	—	6,483
Payments of principal/finance charges - installments	(1,224)	(3,556)
Payments of principal/finance charges - earn-out	(916)	(1,378)
Fixed installments adjustment (i)	(362)	44
Earn-out adjustment (i)	(3,740)	(785)
Accrued interest and others	9	62
Exchange differences	109	(327)

Closing balance on December 31	299	6,423

(i)	Includes adjustments in the earn-out and fixed installments, which were reflected in the Goodwill. Refer to note 14.

Work Area [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Summary of Transactions Recognised Separately from Acquisition of Assets and Assumption of Liabilities in Business Combination
Details of purchase consideration are as follows:

Thousands of US$
Amount paid in cash at the acquisition date (i)	209
Amount paid in installments in cash	465
Amount of earn-out to be paid in cash	6,256

Total consideration	6,930

Suiteshare [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Summary of Transactions Recognised Separately from Acquisition of Assets and Assumption of Liabilities in Business Combination
The fair value amount of assets and liabilities recognized as a result of the acquisition are as follows:

Thousands of US$
Cash and cash equivalents	106
Property and equipment	4
Client portfolio	1
Trademark	220
Non-compete clause	145
Software	1,209
Accounts payable	(46)
Taxes payable	(9)
Net identifiable assets acquired	1,630
Add: goodwill	1,828

Net assets acquired	3,458

Schedule of Purchase Consideration Cash Outflow

Outflow of cash to acquire subsidiary, net of cash acquired	Thousands of US$
Cash consideration	1,816
Less: Balances acquired
Cash	(106)

Net outflow of cash – investing activities	1,710